Deferred income tax - Gross movement on deferred income tax account is as follows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Gross movement on deferred income tax accounts
Deferred tax liability (asset) at beginning of period	¥ 61,163	¥ 45,480
Disposal of subsidiaries (Note 30)	(6)	(5,292)
Credited to consolidated statement of comprehensive income	16,136	21,375
Translation adjustment	(364)	(400)
Deferred tax liability (asset) at end of period	76,929	61,163
Deferred income tax assets
Balance at the beginning	61,163	45,765
Disposal of subsidiaries (Note 30)	(6)	(5,292)
Credited to consolidated statement of comprehensive income	16,145	21,090
Translation adjustment	(364)	(400)
Balance at the end	76,938	61,163
Deferred income tax liabilities
Balance at the beginning		285
Credited to consolidated statement of comprehensive income	(9)	(285)
Balance at the end	(9)
Tax losses
Deferred income tax assets
Balance at the beginning	60,002	43,323
Disposal of subsidiaries (Note 30)	(6)	(5,292)
Credited to consolidated statement of comprehensive income	16,941	22,371
Translation adjustment	(364)	(400)
Balance at the end	76,572	60,002
Others
Deferred income tax assets
Balance at the beginning	1,161	2,442
Credited to consolidated statement of comprehensive income	(796)	(1,281)
Balance at the end	366	1,161
Deferred income tax liabilities
Balance at the end	(9)
Medical licenses and tradenames
Deferred income tax liabilities
Balance at the beginning		285
Credited to consolidated statement of comprehensive income	(9)	¥ (285)
Balance at the end	¥ (9)